VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Restricted cash	$ 908	$ 844
Financing receivables, net	17,750	18,457
Total Assets	46,705	48,719
Debt	23,805	26,053
Total Liabilities	41,199	43,690
Variable interest entities
Variable Interest Entity [Line Items]
Restricted cash	768	703
Financing receivables, net	8,091	8,974
Total Assets	8,859	9,677
Debt	8,140	8,835
Total Liabilities	$ 8,140	$ 8,835